Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Sep. 30, 2015 USD ($) Vessel	Dec. 31, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($) Subsidiary	Dec. 31, 2013 USD ($) Subsidiary
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts		$ 0	$ 0
Capitalized interest		$ 0	0	$ 0
Vessel estimated useful life		30 years
Period between scheduled regulatory drydockings		5 years
Number of vessels tested for potential impairment | Vessel	2
Impairment charges	$ 44,700,000	$ 0	0
Tonnage tax included within operating expenses		124,000	126,000	$ 169,000
Deferred tax liability recognized		$ 20,000	$ 34,000
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage		8.75%
United Kingdom [Member]
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company | Subsidiary		1	1	1
Principal rate of corporate income tax		20.00%	21.00%	23.00%